Commitments and Contingencies (Details Narrative) $ in Thousands	1 Months Ended		3 Months Ended
	Aug. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2026 USD ($) Vessel	Dec. 31, 2025 USD ($) Vessel	Sep. 30, 2025 USD ($) Capacity Installment Vessel	Jun. 30, 2025 USD ($) Installment Vessel Capacity	Sep. 30, 2024 USD ($) Installment Capacity Vessel	Jun. 30, 2024 USD ($) Vessel Installment Capacity	Mar. 31, 2024 USD ($) Vessel Capacity Installment	Sep. 30, 2023 USD ($) Capacity Vessel Installment	Jun. 30, 2023	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions			$ 555,557	$ 470,550
Other Assets, Noncurrent			59,610	62,804
Contractual Obligation			267,380
Initial direct costs			74,087
Two newbuilding Japanese MR2 Product Tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description	ten years										ten years
Increase (Decrease) in Deposits Outstanding		$ 18,000
Other Assets, Noncurrent				14,247
Date of expected delivery of vessel											second half of 2026
Two newbuilding Japanese MR2 Product Tanker vessels [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions												$ 9,000
Two newbuilding Japanese MR2 Product Tankers [member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding	$ 20,000
Other Assets, Noncurrent			15,073
Date of expected delivery of vessel	first half of 2027
Two newbuilding Japanese MR2 Product Tankers [member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions												$ 10,000
Two TEU Newbuilding Methanol-ready and Scrubber-fitted Containerships [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding							$ 82,200	$ 82,200
Deposits for vessels acquisitions			82,200
Number of vessels | Vessel							2	2
Contractual Obligation							$ 20,550	$ 20,550
Vessel capacity in TEU | Capacity							7,900	7,900
Additions							$ 102,750	$ 102,750
Date of expected delivery of vessel							second half of 2026 and the first half of 2027	2026
Number of installments | Installment							4	4
Additional features							$ 3,250	$ 3,250
Advances for vessel acquisitions			82,200	102,750
Two TEU Newbuilding Methanol-ready and Scrubber-fitted Containerships [Member] | Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions			10,275	82,200
Four Aframax L R 2 Newbuilding Scrubber Fitted Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT | Capacity								115,000
Increase (Decrease) in Deposits Outstanding									$ 27,562	$ 27,562
Deposits for vessels acquisitions			27,563
Number of vessels | Vessel								4		4
Contractual Obligation										$ 33,688
Number of installments | Installment									4	4
Additional features									$ 3,300	$ 3,300
Advances for vessel acquisitions			107,188	104,125
Four Aframax L R 2 Newbuilding Scrubber Fitted Tanker Vessels [Member] | First Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding								$ 34,238
Contractual Obligation								28,012
Additions								$ 62,250
Date of expected delivery of vessel								during 2027
Number of installments | Installment								4
Additional features								$ 3,300
Four Aframax L R 2 Newbuilding Scrubber Fitted Tanker Vessels [Member] | Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding								34,650
Deposits for vessels acquisitions			81,300
Contractual Obligation								28,350
Additions								$ 63,000
Date of expected delivery of vessel								first half of 2028
Number of installments | Installment								4
Additional features								$ 3,300
Advances for vessel acquisitions			12,450	68,850
Four Aframax L R 2 Newbuilding Scrubber Fitted Tanker Vessels [Member] | First Two Vessels And Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions			92,475
Four Aframax/ LR2 newbuilding tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT | Capacity										115,000
Additions									$ 61,250	$ 61,250
Two Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT | Capacity									115,000
Increase (Decrease) in Deposits Outstanding						$ 31,600
Deposits for vessels acquisitions			36,750
Number of vessels | Vessel						2			2
Contractual Obligation						$ 31,600
Vessel capacity in TEU | Capacity						115,000
Additions						$ 63,200
Date of expected delivery of vessel									fleet during the first half of 2027
Number of installments | Installment						4
Additional features						$ 3,300
Advances for vessel acquisitions			12,250	24,500
Two Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions			18,960	18,960
Two Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions			37,920
Four Teu New building Methanol Ready and Scrubber Fitted Container Ships [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding					$ 79,275
Number of vessels | Vessel					4
Contractual Obligation					$ 33,975
Vessel capacity in TEU | Capacity					8,850
Additions					$ 113,250
Date of expected delivery of vessel					second half of 2027 and the first half of 2028
Number of installments | Installment					4
Additional features					$ 1,845
Advances for vessel acquisitions			50,962
Four Teu New building Methanol Ready and Scrubber Fitted Container Ships [Member] | Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions			50,962
Two Japanese Capesize Newbuildings Scrubber-fitted Vessels [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding				$ 10,000
Number of vessels | Vessel				2
Date of expected delivery of vessel				second half of 2028 and the first quarter of 2029.
Six VLCC Newbuilding Scrubber-fitted Tankers [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding			60,250
Deposits for vessels acquisitions			$ 72,300
Number of vessels | Vessel			6
Additions			$ 120,500
Date of expected delivery of vessel			2028 and the first half of 2029.
Additional features			$ 170
Advances for vessel acquisitions			$ 72,300